SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Disaggregation of revenue (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disaggregation of Revenue [Line Items]
Revenue	$ 6,311,725	$ 1,772,502	$ 6,959,372
Tax and surcharges	(633)	(17,567)	(44,898)
Net Revenues	6,311,092	1,754,935	6,914,474
Retained earnings	(53,107,676)	(36,256,612)
Commission service
Disaggregation of Revenue [Line Items]
Revenue	96,332	82,054	0
Recommendation service
Disaggregation of Revenue [Line Items]
Revenue	0	0	3,754,738
Revenue from medical devices
Disaggregation of Revenue [Line Items]
Revenue	6,000,000
Interest income
Disaggregation of Revenue [Line Items]
Revenue	$ 215,393	$ 1,690,448	3,043,096
Other
Disaggregation of Revenue [Line Items]
Revenue			$ 161,538